Schedule of derivative instruments liabilities (TABLE)	3 Months Ended
Dec. 31, 2015
Schedule of derivative instruments liabilities:
Schedule of derivative instruments liabilities
	Derivative	Derivative	Gain for three
	Liability as of	Liability as of	months ended
	September 30, 2015	December 31, 2015	December 31, 2015

Warrants	$—	$157,743	$(157,743)
Convertible notes	—	136,090	(136,090)

Total	$—	$293,833	(293,833)

Amount allocated to note discount at inception			92,000
Amount allocated to equity at inception			205,526
Gain on derivatives			$3,693